Unaudited Condensed Consolidated Interim Income Statement - GBP (£) £ in Millions		6 Months Ended
		Jun. 30, 2021	Jun. 30, 2020
Profit or loss [abstract]
Revenue		£ 6,132.5	£ 5,582.7	[1],[2]
Costs of services		(5,196.1)	(4,804.7)	[2]
Gross profit		936.4	778.0	[2]
General and administrative costs		(452.8)	(3,528.6)	[2]
Operating profit/(loss)		483.6	(2,750.6)	[2]
Share of results of associates		40.0	(51.9)	[2]
Profit/(loss) before interest and taxation		523.6	(2,802.5)	[2]
Finance and investment income		30.1	51.2	[2]
Finance costs		(147.2)	(157.3)	[2]
Revaluation and retranslation of financial instruments		(12.1)	(268.6)	[2]
Profit/(loss) before taxation		394.4	(3,177.2)	[2]
Taxation		(107.1)	(10.9)	[2]
Profit/(loss) for the period from continuing operations		287.3	(3,188.1)	[2]
Profit for the period from discontinued operations	[2]		3.1
Profit/(loss) for the period		287.3	(3,185.0)	[2]
Attributable to:
Continuing operations		252.7	(3,209.2)	[2]
Discontinued operations	[2]		(6.8)
Total Equity holders of the parent		252.7	(3,216.0)	[2]
Continuing operations		34.6	21.1	[2]
Discontinued operations	[2]		9.9
Non-controlling interests		34.6	31.0	[2]
Profit/(loss) for the period		£ 287.3	£ (3,185.0)	[2]
Earnings per share
Basic earnings per ordinary share		£ 0.209	£ (2.625)	[2]
Diluted earnings per ordinary share		0.206	(2.625)	[2]
Basic earnings (loss) per share from continuing operations		0.209	(2.620)	[2]
Diluted earnings (loss) per share from continuing operations		£ 0.206	£ (2.620)	[2]

[1]	During 2020, the Group announced the intention to combine Grey and AKQA into AKQA Group, and to bring Geometry and GTB into VMLY&R, and International Healthcare into VMLY&R and Ogilvy. As a result AKQA, Geometry, GTB and International Healthcare are now reported within Global Integrated Agencies, having previously been reported within Specialist Agencies. Prior year figure have been re-presented to reflect these changes.
[2]	Figures have been restated as described in the accounting policies.